RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Balance at Beginning	$ 141,997	$ 90,834
2022 Salary	150,000	300,000
Payments	(157,984)	(248,837)
Balance at ending	134,013	141,997
William Delgado [Member]
Related Party Transaction [Line Items]
Balance at Beginning	21,163	0
2022 Salary	120,000	240,000
Payments	(145,484)	(218,837)
Balance at ending	(4,321)	21,163
Jerome Gomolski [Member]
Related Party Transaction [Line Items]
Balance at Beginning	120,834	90,834
2022 Salary	30,000	60,000
Payments	(12,500)	(30,000)
Balance at ending	$ 138,334	$ 120,834